Key Management Compensation - Disclosure of Key Management Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of key management compensation [Abstract]
Salaries and benefits	$ 3,000	$ 2,588
Share-based payments	4,124	4,368
Total key management compensation expense	$ 7,124	$ 6,956